Share-based payments - Summary of stock options granted (Details) - 7th grant	12 Months Ended
Dec. 31, 2021 shares ₩ / shares
Stock options granted [Line Items]
Type	Cash payment
Grant date	March 19, 2008
Exercise price in won | ₩ / shares	₩ 49,053
Number of shares granted	808,700
Options expiry dates	May 17, 2021 / September 17, 2021
Changes in number of shares granted:
Balance at January 1, 2021	36,162
Exercised and canceled	36,162
Balance at December 31, 2021	0